Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.6%)
	Linde plc	2,134	958
	Reliance Steel & Aluminum Co.	2,617	841
	Boise Cascade Co.	5,880	799
	NewMarket Corp.	1,040	667
	Southern Copper Corp.	7,945	642
*	Uranium Energy Corp.	71,412	463
	Mueller Industries Inc.	8,796	452
	Koppers Holdings Inc.	7,510	425
	Olympic Steel Inc.	5,503	374
	Carpenter Technology Corp.	5,650	365
*	Encore Energy Corp.	91,885	355
	Hawkins Inc.	4,908	345
	Materion Corp.	1,987	267
	UFP Industries Inc.	897	103
	Orion SA	3,971	90
*	Energy Fuels Inc.	11,360	72
			7,218
Consumer Discretionary (16.8%)
*	Uber Technologies Inc.	81,372	6,469
*	Amazon.com Inc.	24,236	4,284
*	Lululemon Athletica Inc.	7,948	3,712
*	Netflix Inc.	4,730	2,852
*	Booking Holdings Inc.	744	2,581
*	Chipotle Mexican Grill Inc.	805	2,164
	Costco Wholesale Corp.	2,846	2,117
	Lennar Corp. Class A	13,350	2,116
*	Deckers Outdoor Corp.	2,315	2,073
*	DraftKings Inc. Class A	47,596	2,062
	TJX Cos. Inc.	20,607	2,043
	PulteGroup Inc.	18,485	2,003
*	Spotify Technology SA	7,122	1,826
*	NVR Inc.	238	1,815
	DR Horton Inc.	10,820	1,617
*	Royal Caribbean Cruises Ltd.	10,375	1,280
*	Skechers USA Inc. Class A	18,828	1,164
*	Abercrombie & Fitch Co. Class A	8,470	1,082
*	Stride Inc.	17,249	1,031
	Toll Brothers Inc.	8,423	966
*	SkyWest Inc.	15,011	964
	Tempur Sealy International Inc.	17,287	942
*	Light & Wonder Inc.	8,541	858
*	Carvana Co.	11,114	844

		Shares	Market Value ($000)
*	Copart Inc.	15,885	844
*	Taylor Morrison Home Corp.	14,644	829
*	e.l.f. Beauty Inc.	3,970	828
*	M/I Homes Inc.	6,449	819
	Rush Enterprises Inc. Class A	16,305	794
	Wingstop Inc.	2,175	764
	Williams-Sonoma Inc.	3,109	732
	Meritage Homes Corp.	4,499	709
*	G-III Apparel Group Ltd.	19,312	643
*	Adtalem Global Education Inc.	12,726	630
	Ross Stores Inc.	4,229	630
	Inter Parfums Inc.	4,280	628
	H&R Block Inc.	12,585	616
*	Dream Finders Homes Inc. Class A	15,741	616
*	Universal Technical Institute Inc.	40,058	603
	Murphy USA Inc.	1,364	569
*	Sphere Entertainment Co.	12,320	533
*	Duolingo Inc.	2,160	516
*	Green Brick Partners Inc.	8,134	476
	Winmark Corp.	1,210	459
*	Liberty Media Corp.-Liberty SiriusXM Class A	14,995	437
	Gap Inc.	21,943	416
	Steelcase Inc. Class A	29,957	412
*	Ollie's Bargain Outlet Holdings Inc.	5,115	410
*	Coty Inc. Class A	31,670	398
	PVH Corp.	2,789	381
	Kontoor Brands Inc.	6,400	378
	HNI Corp.	8,326	373
*	ACV Auctions Inc. Class A	20,720	368
	Laureate Education Inc.	27,254	366
	MillerKnoll Inc.	11,667	356
*	Instructure Holdings Inc.	15,292	351
*	Hovnanian Enterprises Inc. Class A	2,163	339
	Caleres Inc.	8,638	334
	American Eagle Outfitters Inc.	13,889	330
*	OneSpaWorld Holdings Ltd.	25,313	330
	Perdoceo Education Corp.	18,382	327
	Lennar Corp. Class B	1,921	283
	La-Z-Boy Inc.	7,397	281
*	Tri Pointe Homes Inc.	7,823	277
	Bloomin' Brands Inc.	10,122	275
	Steven Madden Ltd.	5,947	255
	Ralph Lauren Corp.	1,358	253
*	Integral Ad Science Holding Corp.	23,899	248
*	Cooper-Standard Holdings Inc.	17,075	240
*	Coursera Inc.	14,960	240
*	PowerSchool Holdings Inc. Class A	11,501	240
*	Arlo Technologies Inc.	22,032	229
*	YETI Holdings Inc.	5,534	227
	Penske Automotive Group Inc.	1,468	225
	Worthington Enterprises Inc.	3,507	218
	New York Times Co. Class A	4,806	213
*	Nerdy Inc.	73,367	213
	Signet Jewelers Ltd.	2,078	211
	Dillard's Inc. Class A	502	208
*	Kura Sushi USA Inc. Class A	2,110	201
*	Cardlytics Inc.	23,552	195
	Century Communities Inc.	2,263	195

		Shares	Market Value ($000)
	Upbound Group Inc.	5,510	186
*	U-Haul Holding Co. (XNYS)	2,849	183
*	Urban Outfitters Inc.	4,284	178
	News Corp. Class A	6,330	170
*	Grand Canyon Education Inc.	1,246	168
	Domino's Pizza Inc.	370	166
	Group 1 Automotive Inc.	589	159
	Acushnet Holdings Corp.	2,447	158
*	Central Garden & Pet Co.	3,322	146
*	Holley Inc.	34,050	146
*	PROG Holdings Inc.	4,510	139
*	Beazer Homes USA Inc.	4,156	130
	Haverty Furniture Cos. Inc.	3,596	123
	Lithia Motors Inc.	381	114
*	Cinemark Holdings Inc.	5,529	96
*	Red Robin Gourmet Burgers Inc.	12,355	92
*	Carnival Corp.	4,892	78
*	Central Garden & Pet Co. Class A	831	31
			75,799
Consumer Staples (2.8%)
	McKesson Corp.	5,381	2,806
*	Celsius Holdings Inc.	19,299	1,575
*	Sprouts Farmers Market Inc.	22,655	1,415
*	BellRing Brands Inc.	23,867	1,359
	Cencora Inc.	5,512	1,299
	Casey's General Stores Inc.	2,092	637
	Andersons Inc.	8,744	483
	Coca-Cola Consolidated Inc.	569	478
	Universal Corp.	8,141	391
*	Freshpet Inc.	3,349	379
*	Pilgrim's Pride Corp.	11,449	364
	WD-40 Co.	1,252	336
*	Performance Food Group Co.	4,039	310
	Spectrum Brands Holdings Inc.	3,857	310
*	US Foods Holding Corp.	6,069	308
*	Vita Coco Co. Inc.	7,542	197
			12,647
Energy (4.2%)
	Phillips 66	23,743	3,384
	Marathon Petroleum Corp.	15,193	2,571
	Archrock Inc.	70,640	1,291
	TechnipFMC plc	49,484	1,073
*	Weatherford International plc	10,267	1,054
*	Helix Energy Solutions Group Inc.	100,645	906
*	Tidewater Inc.	10,642	745
	Equitrans Midstream Corp.	61,317	655
	Warrior Met Coal Inc.	11,415	650
*	Gulfport Energy Corp.	4,330	615
*	Newpark Resources Inc.	90,562	582
	PBF Energy Inc. Class A	11,856	554
	Antero Midstream Corp.	36,518	489
*	Oceaneering International Inc.	23,584	466
*	Par Pacific Holdings Inc.	12,081	436
	Ramaco Resources Inc. Class A	24,693	434
*	Centrus Energy Corp. Class A	9,949	406
	Alpha Metallurgical Resources Inc.	1,046	395
	SM Energy Co.	7,381	323

		Shares	Market Value ($000)
	Arcosa Inc.	3,485	289
*	REX American Resources Corp.	6,580	289
	California Resources Corp.	4,521	236
	SunCoke Energy Inc.	20,095	215
	Permian resources Corp.	12,654	197
*	TETRA Technologies Inc.	45,147	176
	Chord Energy Corp.	1,020	166
*	CNX Resources Corp.	7,799	163
*	Borr Drilling Ltd.	22,808	137
	Arch Resources Inc.	590	98
	CONSOL Energy Inc.	928	80
			19,075
Financials (8.4%)
	Progressive Corp.	14,402	2,730
	KKR & Co. Inc.	22,416	2,203
	Arthur J Gallagher & Co.	8,118	1,980
	Assured Guaranty Ltd.	15,641	1,433
	First Citizens BancShares Inc. Class A	889	1,399
*	Oscar Health Inc. Class A	74,410	1,210
	Apollo Global Management Inc.	8,797	983
	Ares Management Corp. Class A	7,269	964
*	Skyward Specialty Insurance Group Inc.	26,317	963
	Blackstone Inc.	7,522	961
*	NU Holdings Ltd. Class A	86,387	957
*	Arch Capital Group Ltd.	9,558	837
	JPMorgan Chase & Co.	4,456	829
	Popular Inc.	9,631	806
*	Coinbase Global Inc. Class A	3,760	765
	Assurant Inc.	4,060	737
	XP Inc. Class A	30,470	720
	Primerica Inc.	2,832	695
	Interactive Brokers Group Inc. Class A	6,196	674
	Federal Agricultural Mortgage Corp. Class C	3,426	613
	MGIC Investment Corp.	29,657	590
	First BanCorp (XNYS)	34,438	585
	Stewart Information Services Corp.	9,258	583
	Old Republic International Corp.	19,740	572
	OneMain Holdings Inc.	12,121	572
*	Marathon Digital Holdings Inc.	20,676	535
*	Genworth Financial Inc. Class A	86,621	533
*	SiriusPoint Ltd.	41,927	514
	HCI Group Inc.	5,163	504
*	Goosehead Insurance Inc. Class A	6,434	487
	Allstate Corp.	2,987	476
[1]	UWM Holdings Corp.	74,584	476
*	Customers Bancorp Inc.	8,648	470
*	Mr Cooper Group Inc.	6,523	465
	OFG Bancorp	12,751	462
	Mercury General Corp.	9,229	449
*	Bancorp Inc.	9,839	439
	Cboe Global Markets Inc.	2,082	400
	City Holding Co.	3,859	388
	Radian Group Inc.	12,966	378
*	Riot Platforms Inc.	25,494	360
	Aflac Inc.	4,455	360
*	Rocket Cos. Inc. Class A	26,780	336
	BGC Group Inc. Class A	45,156	314
*	Triumph Financial Inc.	3,941	296

		Shares	Market Value ($000)
	FirstCash Holdings Inc.	2,584	296
	Evercore Inc. Class A	1,473	276
	Pathward Financial Inc.	5,190	264
	Enact Holdings Inc.	8,876	246
	Kinsale Capital Group Inc.	443	229
*	Assetmark Financial Holdings Inc.	6,179	218
	StepStone Group Inc. Class A	6,256	217
	Live Oak Bancshares Inc.	5,294	210
	Jackson Financial Inc. Class A	3,755	207
*	American Coastal Insurance Corp. Class C	14,071	196
	Blue Owl Capital Inc.	9,900	178
*,1	Upstart Holdings Inc.	6,639	171
	Merchants Bancorp	3,934	169
	Fidelity National Financial Inc.	3,250	164
	Brown & Brown Inc.	1,867	157
*	NMI Holdings Inc. Class A	5,105	154
	PennyMac Financial Services Inc.	1,741	148
	Amalgamated Financial Corp.	6,347	146
*	World Acceptance Corp.	1,118	134
	F&G Annuities & Life Inc.	3,499	132
	Universal Insurance Holdings Inc.	6,358	128
	Perella Weinberg Partners	9,191	126
			38,169
Health Care (14.6%)
	Eli Lilly & Co.	8,504	6,409
	Amgen Inc.	14,472	3,963
*	Vertex Pharmaceuticals Inc.	9,396	3,953
*	Viking Therapeutics Inc.	19,445	1,498
*	Exelixis Inc.	65,986	1,445
*	Vera Therapeutics Inc.	25,670	1,209
*	Medpace Holdings Inc.	2,715	1,079
*	Blueprint Medicines Corp.	10,190	953
*	EyePoint Pharmaceuticals Inc.	34,122	928
*	Longboard Pharmaceuticals Inc.	40,322	894
*	Innoviva Inc.	57,788	883
	Cardinal Health Inc.	7,521	842
*	Ionis Pharmaceuticals Inc.	18,540	838
*	Natera Inc.	9,604	831
*	Cytokinetics Inc.	11,461	828
*	Alpine Immune Sciences Inc.	22,993	810
*	Crinetics Pharmaceuticals Inc.	19,478	797
*	RxSight Inc.	14,535	793
*	Arcellx Inc.	11,731	772
*	Collegium Pharmaceutical Inc.	20,681	759
*	Cabaletta Bio Inc.	33,132	758
*	Vaxcyte Inc.	9,963	735
*	Biohaven Ltd.	14,905	718
*	Nuvalent Inc. Class A	8,295	698
*	Ideaya Biosciences Inc.	15,580	696
	Ensign Group Inc.	5,446	680
*	Iovance Biotherapeutics Inc.	42,438	675
*	Recursion Pharmaceuticals Inc. Class A	48,901	658
*	Bridgebio Pharma Inc.	19,188	655
*	Nkarta Inc.	53,979	652
*	Liquidia Corp.	44,250	627
*	Tarsus Pharmaceuticals Inc.	16,036	613
*	ANI Pharmaceuticals Inc.	8,832	598
*	Ardelyx Inc.	62,565	583

		Shares	Market Value ($000)
*	Disc Medicine Inc.	8,419	578
*	Insmed Inc.	20,596	571
*	Krystal Biotech Inc.	3,574	570
*	KalVista Pharmaceuticals Inc.	41,650	568
*	Brookdale Senior Living Inc.	97,812	559
*	DaVita Inc.	4,346	552
*	Dyne Therapeutics Inc.	20,464	550
*	Integer Holdings Corp.	4,982	549
*,1	ImmunityBio Inc.	115,600	547
*	MacroGenics Inc.	30,140	541
*	ADMA Biologics Inc.	100,341	538
*	Protagonist Therapeutics Inc.	17,469	531
*	Olema Pharmaceuticals Inc.	42,718	530
*,1	Summit Therapeutics Inc. (XNMS)	115,358	524
*	Kura Oncology Inc.	24,003	506
*	Scholar Rock Holding Corp.	32,623	506
*	Immunovant Inc.	13,985	495
*	Tango Therapeutics Inc.	44,267	493
*	Neurocrine Biosciences Inc.	3,775	492
*	Evolus Inc.	32,752	486
*	SpringWorks Therapeutics Inc.	9,864	486
*	Elanco Animal Health Inc. (XNYS)	29,761	473
*	Rocket Pharmaceuticals Inc.	16,081	471
*	Altimmune Inc.	38,625	467
	National HealthCare Corp.	4,694	463
*	Kiniksa Pharmaceuticals Ltd. Class A	21,700	459
*	Dynavax Technologies Corp.	36,113	458
*	HealthEquity Inc.	5,461	451
*	UroGen Pharma Ltd.	24,528	450
*	MiMedx Group Inc.	54,975	449
*	PetIQ Inc.	24,542	447
*	Amphastar Pharmaceuticals Inc.	9,571	446
*	Quanterix Corp.	18,109	434
*	Amneal Pharmaceuticals Inc.	77,064	425
*	Rhythm Pharmaceuticals Inc.	9,583	416
*	Roivant Sciences Ltd.	35,181	402
*	PROCEPT BioRobotics Corp.	8,130	393
*	Intra-Cellular Therapies Inc.	5,602	389
*	Twist Bioscience Corp.	9,729	382
*	Arcturus Therapeutics Holdings Inc.	9,793	380
*	Glaukos Corp.	4,077	361
*	Sana Biotechnology Inc.	34,415	345
*	ACADIA Pharmaceuticals Inc.	14,613	340
*	Inozyme Pharma Inc.	53,040	337
*	Edgewise Therapeutics Inc.	19,782	323
*	Molina Healthcare Inc.	794	313
*	Tenet Healthcare Corp.	3,318	309
*	Mirum Pharmaceuticals Inc.	10,720	308
*	RadNet Inc.	8,070	306
*	Arvinas Inc.	6,619	304
*	Vericel Corp.	6,150	281
*	Axsome Therapeutics Inc.	3,434	279
*	Marinus Pharmaceuticals Inc.	29,120	277
*	Azenta Inc.	3,954	258
*	OraSure Technologies Inc.	34,063	245
*	CorVel Corp.	981	239
*	Voyager Therapeutics Inc.	25,032	208
*	Zymeworks Inc.	15,731	189

		Shares	Market Value ($000)
*	Xeris Biopharma Holdings Inc.	59,395	183
	Encompass Health Corp.	2,428	181
*	Artivion Inc.	9,224	178
*	UFP Technologies Inc.	786	164
*	Zimvie Inc.	9,682	164
*	ORIC Pharmaceuticals Inc.	12,728	162
*	Boston Scientific Corp.	2,413	160
*	ALX Oncology Holdings Inc.	10,006	147
*	Ironwood Pharmaceuticals Inc.	13,543	128
*	CVRx Inc.	6,299	124
*	NeoGenomics Inc.	7,815	122
			66,192
Industrials (19.3%)
	General Electric Co.	40,734	6,391
	Eaton Corp. plc	16,257	4,698
	Parker-Hannifin Corp.	6,056	3,243
	PACCAR Inc.	25,383	2,815
	Trane Technologies plc	9,924	2,798
	EMCOR Group Inc.	7,471	2,342
	TransDigm Group Inc.	1,874	2,207
	Allison Transmission Holdings Inc.	26,587	2,003
	Comfort Systems USA Inc.	6,041	1,847
*	Saia Inc.	3,077	1,770
	Simpson Manufacturing Co. Inc.	8,235	1,718
*	XPO Inc.	13,277	1,597
*	Builders FirstSource Inc.	7,743	1,511
	United Rentals Inc.	2,164	1,500
	Powell Industries Inc.	7,851	1,454
	FTAI Aviation Ltd.	25,188	1,418
	Griffon Corp.	19,223	1,373
	SFL Corp. Ltd.	83,736	1,119
	WW Grainger Inc.	1,109	1,080
*	Fair Isaac Corp.	784	996
*	Axon Enterprise Inc.	3,190	981
	Applied Industrial Technologies Inc.	4,866	924
	Nordic American Tankers Ltd.	222,886	907
	Eagle Materials Inc.	3,559	902
*	TopBuild Corp.	2,215	891
*	API Group Corp.	24,687	865
*	Blue Bird Corp.	25,318	857
*	Trex Co. Inc.	9,291	853
	Crane NXT Co.	14,302	836
	nVent Electric plc	12,036	810
	Owens Corning	5,239	785
	Carrier Global Corp.	14,120	785
	Hubbell Inc.	2,057	783
	Vontier Corp.	18,184	782
*	Sterling Infrastructure Inc.	7,107	758
*	Modine Manufacturing Co.	8,359	750
	Dorian LPG Ltd.	19,374	700
	International Seaways Inc.	13,152	696
*	Huron Consulting Group Inc.	7,040	691
	Teekay Tankers Ltd. Class A	12,255	672
	Lennox International Inc.	1,405	662
	Curtiss-Wright Corp.	2,775	656
*	Cimpress plc	6,686	655
*	CBIZ Inc.	8,508	643
*	Limbach Holdings Inc.	13,041	642

		Shares	Market Value ($000)
	DHT Holdings Inc.	58,168	629
	Enpro Inc.	3,966	618
	Greenbrier Cos. Inc.	11,539	597
	MSA Safety Inc.	3,185	587
*	Fiserv Inc.	3,924	586
	Booz Allen Hamilton Holding Corp.	3,937	582
	Hyster-Yale Materials Handling Inc.	9,588	565
	Matson Inc.	5,067	563
*	SPX Technologies Inc.	4,770	559
	H&E Equipment Services Inc.	9,802	554
*	Affirm Holdings Inc.	14,466	543
	Primoris Services Corp.	13,623	538
*	American Woodmark Corp.	5,213	523
	Standex International Corp.	2,863	495
	Woodward Inc.	3,442	487
	Quanta Services Inc.	1,991	481
	Pentair plc	6,163	479
*	Teekay Corp.	60,990	462
*	StoneCo. Ltd. Class A	26,848	462
	Watsco Inc.	1,138	448
	ICF International Inc.	2,798	433
	Encore Wire Corp.	1,777	428
*	FleetCor Technologies Inc.	1,420	397
*	CoreCivic Inc.	25,254	385
*	JELD-WEN Holding Inc.	20,839	379
	Watts Water Technologies Inc. Class A	1,833	374
*	GMS Inc.	4,037	361
	Covenant Logistics Group Inc.	7,400	360
*	Aspen Aerogels Inc.	20,488	352
*	Evolv Technologies Holdings Inc.	72,774	347
	Scorpio Tankers Inc.	5,034	338
	CSW Industrials Inc.	1,459	336
*	AAR Corp.	4,739	316
*	Construction Partners Inc. Class A	6,283	302
*,1	Archer Aviation Inc. Class A	62,629	302
*	AZEK Co. Inc.	6,190	298
*	Leonardo DRS Inc.	13,073	297
	A O Smith Corp.	3,452	286
	Federal Signal Corp.	3,468	284
*	Remitly Global Inc.	13,654	282
*	Aurora Innovation Inc.	109,229	277
*	TriNet Group Inc.	2,063	264
	Esab Corp.	2,577	255
*	Triumph Group Inc.	17,639	245
	Golden Ocean Group Ltd.	19,043	245
	Installed Building Products Inc.	1,001	239
*	OSI Systems Inc.	1,773	233
*	Gibraltar Industries Inc.	2,976	230
*	Donnelley Financial Solutions Inc.	3,517	227
*	Kratos Defense & Security Solutions Inc.	12,428	227
	Moog Inc. Class A	1,463	219
	Pactiv Evergreen Inc.	12,573	185
*	AvidXchange Holdings Inc.	13,927	185
	Old Dominion Freight Line Inc.	414	183
*	Thermon Group Holdings Inc.	6,718	183
	FedEx Corp.	717	179
*	MYR Group Inc.	1,100	179
*	AeroVironment Inc.	1,399	177

		Shares	Market Value ($000)
*	Mirion Technologies Inc.	17,632	172
	Patrick Industries Inc.	1,426	171
	Tennant Co.	1,489	169
*	PagSeguro Digital Ltd. Class A	11,805	164
	Cadre Holdings Inc.	4,525	163
*	Hudson Technologies Inc.	10,892	160
	Enerpac Tool Group Corp.	4,525	153
	LSI Industries Inc.	10,367	150
*	CECO Environmental Corp.	6,327	143
*	DXP Enterprises Inc.	3,764	134
*	Astronics Corp.	6,646	127
	VSE Corp.	1,619	120
*	Legalzoom.com Inc.	8,748	108
	Ardmore Shipping Corp.	6,494	105
	ArcBest Corp.	714	102
	Verisk Analytics Inc.	392	95
*	Joby Aviation Inc.	15,995	90
	ESCO Technologies Inc.	827	84
			87,323
Real Estate (0.5%)
*	Forestar Group Inc.	16,980	573
*	Opendoor Technologies Inc.	135,323	417
	St. Joe Co.	6,680	360
*	GEO Group Inc.	29,049	356
	DigitalBridge Group Inc.	16,156	297
	Newmark Group Inc. Class A	25,252	272
			2,275
Technology (29.1%)
	Meta Platforms Inc. Class A	17,445	8,550
	NVIDIA Corp.	8,768	6,936
	Broadcom Inc.	5,209	6,774
*	Advanced Micro Devices Inc.	34,021	6,550
	Intel Corp.	117,477	5,057
*	Palo Alto Networks Inc.	15,269	4,742
*	ServiceNow Inc.	5,782	4,460
	Micron Technology Inc.	47,691	4,321
	Lam Research Corp.	4,522	4,243
*	Alphabet Inc. Class C	30,185	4,219
*	Adobe Inc.	6,285	3,521
*	Salesforce Inc.	10,752	3,320
*	Synopsys Inc.	5,760	3,305
*	Workday Inc. Class A	11,214	3,304
*	Cadence Design Systems Inc.	10,671	3,248
	KLA Corp.	4,423	3,018
	International Business Machines Corp.	14,577	2,697
	Jabil Inc.	15,679	2,259
*	Super Micro Computer Inc.	2,464	2,134
	Intuit Inc.	2,641	1,751
*	Alphabet Inc. Class A	12,633	1,749
	Microsoft Corp.	4,167	1,724
	Applied Materials Inc.	8,312	1,676
*	MicroStrategy Inc. Class A	1,574	1,610
*	Crowdstrike Holdings Inc. Class A	4,722	1,531
*	Nutanix Inc. Class A	23,411	1,479
*	Palantir Technologies Inc. Class A	58,290	1,462
	Vertiv Holdings Co. Class A	21,289	1,439
*	AppLovin Corp. Class A	22,072	1,318

		Shares	Market Value ($000)
	Marvell Technology Inc.	17,206	1,233
*	HubSpot Inc.	1,952	1,208
*	Fabrinet	5,538	1,194
*	Onto Innovation Inc.	6,312	1,162
*	Manhattan Associates Inc.	4,388	1,112
*	SentinelOne Inc. Class A	38,878	1,095
*	Insight Enterprises Inc.	5,760	1,083
*	Zscaler Inc.	4,038	977
*	MongoDB Inc.	2,181	976
*	Guidewire Software Inc.	7,518	897
*	Parsons Corp.	10,242	826
*	Akamai Technologies Inc.	7,419	823
*	Cleanspark Inc.	48,849	817
*	Elastic NV	5,525	739
*	SPS Commerce Inc.	3,976	736
*	Weave Communications Inc.	54,225	679
*	ACM Research Inc. Class A	20,722	641
*	Rambus Inc.	10,621	629
*	Kyndryl Holdings Inc.	25,478	560
*	Yelp Inc.	14,150	544
*	AvePoint Inc.	66,579	533
*	Qualys Inc.	3,066	527
*	DoorDash Inc. Class A	3,940	491
*	Freshworks Inc. Class A	22,686	464
*	Procore Technologies Inc.	5,828	455
*	Fastly Inc. Class A	31,687	451
*	Digimarc Corp.	12,491	438
	Adeia Inc.	38,432	436
*	Credo Technology Group Holding Ltd.	19,720	425
*	Appfolio Inc. Class A	1,692	410
*	Couchbase Inc.	14,339	403
*	Braze Inc. Class A	6,984	397
*	Cloudflare Inc. Class A	3,999	394
*	Alkami Technology Inc.	15,387	384
*	PTC Inc.	2,045	374
*,1	IonQ Inc.	35,101	364
*	Veeco Instruments Inc.	9,884	358
*	Pinterest Inc. Class A	9,743	357
*	Innodata Inc.	46,661	345
*	Gartner Inc.	732	341
*,1	Terawulf Inc.	181,244	340
*	Datadog Inc. Class A	2,483	326
	Monolithic Power Systems Inc.	436	314
*	UiPath Inc. Class A	11,837	281
*	PROS Holdings Inc.	7,767	278
*	Globant SA	1,219	272
*	MACOM Technology Solutions Holdings Inc.	3,053	270
*	Varonis Systems Inc.	5,276	268
	Universal Display Corp.	1,380	241
*	Intapp Inc.	6,096	239
*	Agilysys Inc.	3,036	236
*	Altair Engineering Inc. Class A	2,778	236
*	Squarespace Inc. Class A	7,085	236
*	Upwork Inc.	17,274	226
*	LiveRamp Holdings Inc.	6,370	223
*	Cipher Mining Inc.	74,638	221
*	PAR Technology Corp.	4,789	210
	CTS Corp.	4,536	202

		Shares	Market Value ($000)
*	SEMrush Holdings Inc. Class A	13,938	174
	Bentley Systems Inc. Class B	3,117	160
*	Gitlab Inc. Class A	2,202	159
*	Atlassian Corp. Ltd. Class A	739	153
*	Dynatrace Inc.	3,069	152
*	Daktronics Inc.	17,064	148
*	DoubleVerify Holdings Inc.	4,749	147
*	N-Able Inc.	10,569	142
*	Mitek Systems Inc.	12,191	141
*	Western Digital Corp.	2,120	126
*	Unisys Corp.	23,439	122
	Sapiens International Corp. NV	3,831	118
*	CACI International Inc. Class A	288	108
*	SMART Global Holdings Inc.	3,981	85
*	Bit Digital Inc.	31,753	82
*,1	Applied Digital Corp.	17,042	71
			131,382
Telecommunications (2.0%)
*	Arista Networks Inc.	22,746	6,313
	Cogent Communications Holdings Inc.	6,966	564
	Telephone and Data Systems Inc.	31,860	487
	Bel Fuse Inc. Class B	7,858	408
*	Roku Inc.	5,377	340
	Comcast Corp. Class A	6,633	284
	Spok Holdings Inc.	12,244	220
*	Globalstar Inc.	106,132	166
	Motorola Solutions Inc.	459	152
	InterDigital Inc.	1,021	109
			9,043
Utilities (0.3%)
*	Clean Harbors Inc.	4,468	814
*	Enviri Corp.	39,224	308
			1,122
Total Common Stocks (Cost $338,753)			450,245
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $3,789)	37,902	3,790
Total Investments (100.4%) (Cost $342,542)			454,035
Other Assets and Liabilities—Net (-0.4%)			(1,935)
Net Assets (100%)			452,100
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,901,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,188,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	6	1,531	111
Micro E-mini S&P 500 Index	March 2024	1	26	2
				113
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.